Comprehensive Earnings (Components of Other Comprehensive Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrecognized gains (losses) on derivatives, net of tax, beginning of period	$ (30,820)
Net unrealized gains on marketable securities, net of tax, beginning of period	1,033
Net unrecognized losses and prior service cost related to defined benefit plans, net of tax, beginning of period	(13,890)
Foreign currency translation adjustment, beginning of period	(42,821)
Accumulated other comprehensive loss, net of tax, beginning of period	(86,498)
Net revenues	6,856,606	6,750,246	6,106,277
Interest expense	313,336	308,699	335,944
Other (expense) income, net	(74,854)	3,429	(14,869)
Net other comprehensive earnings (loss), before tax	747,340	804,079	654,636
Other comprehensive earnings (loss), before tax	(86,198)	4,024	(275,451)
Income tax related to items of other comprehensive (loss) earnings, derivatives	120,808	161,145	115,833
Net unrecognized gains (losses) on derivatives, net of tax, end of period	84,788	(30,820)
Net unrealized gains on marketable securities, net of tax, end of period	300	1,033
Net unrealized gains on marketable securities, net of tax, end of period	(8,699)	(13,890)
Foreign currency translation adjustment, end of period	(316,520)	(42,821)
Accumulated other comprehensive loss, net of tax, end of period	(240,131)	(86,498)
Change in unrecognized loss and prior service cost related to defined benefit plans	8,198	(10,930)	(2,015)
Net unrecognized gain (loss) on derivatives	180,431	18,487	(49,062)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Tax	(1,128)	(72)	50
Gains and Losses on Derivatives in Cash Flow Hedging Relationships
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrecognized gains (losses) on derivatives, net of tax, beginning of period	(30,820)
Other comprehensive earnings (loss) before reclassifications, before tax	117,655
Other comprehensive earnings (loss), before tax	180,431
Net unrecognized gains (losses) on derivatives, net of tax, end of period	84,788	(30,820)
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax		(28,116)	(70,273)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax		(46,603)	(21,211)
Net unrecognized gain (loss) on derivatives		18,487	(49,062)
Gains and Losses on Derivatives in Cash Flow Hedging Relationships | Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net other comprehensive earnings (loss), before tax	(62,776)
Income tax related to items of other comprehensive (loss) earnings, derivatives	(64,823)
Gains and Losses on Derivatives in Cash Flow Hedging Relationships | Foreign currency forward contracts | Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net revenues	(60,493)
Gains and Losses on Derivatives in Cash Flow Hedging Relationships | Interest rate swaps | Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Interest expense	(1,465)
Other (expense) income, net	(818)
Gains and Losses on Marketable Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized gains on marketable securities, net of tax, beginning of period	1,033
Other comprehensive earnings (loss) before reclassifications, before tax	(1,244)
Other comprehensive earnings (loss), before tax	(1,128)
Net unrealized gains on marketable securities, net of tax, end of period	300	1,033
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, before Tax		(1)	228
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, before Tax		71	178
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Tax		(72)	50
Gains and Losses on Marketable Securities | Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other (expense) income, net	(116)
Net other comprehensive earnings (loss), before tax	(116)
Income tax related to items of other comprehensive (loss) earnings, derivatives	395
Defined Benefit Plan Items
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrecognized losses and prior service cost related to defined benefit plans, net of tax, beginning of period	(13,890)
Other comprehensive earnings (loss) before reclassifications, before tax	9,697
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax		(354)	(106)
Other comprehensive earnings (loss), before tax	8,198
Net unrealized gains on marketable securities, net of tax, end of period	(8,699)	(13,890)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Reclassification Adjustments and Tax		(13,293)	(2,998)
Other Comprehensive Income (Loss), Reclassification of Defined Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Costs, before Tax		(2,009)	(877)
Change in unrecognized loss and prior service cost related to defined benefit plans		(10,930)	(2,015)
Defined Benefit Plan Items | Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive (Income) Loss, Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service Cost (Credit), before Tax	338
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax	1,161
Net other comprehensive earnings (loss), before tax	1,499
Income tax related to items of other comprehensive (loss) earnings, derivatives	(3,007)
Foreign Currency Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustment, beginning of period	(42,821)
Other comprehensive earnings (loss) before reclassifications, before tax	(273,699)
Other comprehensive earnings (loss), before tax	(273,699)
Foreign currency translation adjustment, end of period	(316,520)
Foreign Currency Translation Adjustment | Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net other comprehensive earnings (loss), before tax	0
Income tax related to items of other comprehensive (loss) earnings, derivatives	0
Accumulated Other Comprehensive Earnings (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss, net of tax, beginning of period	(86,498)
Other comprehensive earnings (loss) before reclassifications, before tax	(147,591)
Other comprehensive earnings (loss), before tax	(86,198)
Accumulated other comprehensive loss, net of tax, end of period	(240,131)
Accumulated Other Comprehensive Earnings (Loss) | Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other (expense) income, net	(116)
Other Comprehensive (Income) Loss, Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service Cost (Credit), before Tax	338
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax	1,161
Net other comprehensive earnings (loss), before tax	(61,393)
Income tax related to items of other comprehensive (loss) earnings, derivatives	67,435
Accumulated Other Comprehensive Earnings (Loss) | Foreign currency forward contracts | Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net revenues	(60,493)
Accumulated Other Comprehensive Earnings (Loss) | Interest rate swaps | Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Interest expense	(1,465)
Other (expense) income, net	$ (818)